Changes in liabilities from financing activities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 11,017,992	$ 8,625,730	$ 9,735,691
Changes in cash flow from financing activities	3,544,027	2,094,370	(1,411,210)
Adjustment of right-of-use assets	292,464	255,179	249,030
Reclassification			20,000
Amortization Of Interest Expense	45,294	35,067	24,638
Amortization of loan fees	10,026	7,646	7,581
Ending balance	14,909,803	11,017,992	8,625,730
Long-term bank loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,413,365	7,733,565	9,041,645
Changes in cash flow from financing activities	4,513,672	1,652,332	(1,326,857)
Amortization Of Interest Expense	30,738	19,822	11,196
Amortization of loan fees	10,026	7,646	7,581
Ending balance	13,967,801	9,413,365	7,733,565
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	731,751
Changes in cash flow from financing activities	(731,751)	731,751
Ending balance		731,751
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	21,625	21,670	1,095
Changes in cash flow from financing activities	(25)	(45)	575
Reclassification			20,000
Ending balance	21,600	21,625	21,670
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	851,251	870,495	692,951
Changes in cash flow from financing activities	(237,869)	(289,668)	(84,928)
Adjustment of right-of-use assets	292,464	255,179	249,030
Amortization Of Interest Expense	14,556	15,245	13,442
Ending balance	$ 920,402	$ 851,251	$ 870,495